Tortoise Power and Energy Infrastructure Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.2%	Shares	Value
Canada Crude Oil Pipelines - 4.7%
Enbridge, Inc.	194,735	$8,321,027

Canada Natural Gas/Natural Gas Liquids Pipelines - 4.6%
TC Energy Corp.	184,672	8,262,225

United States Crude Oil Pipelines - 4.9%
Plains GP Holdings, L.P.	406,928	8,789,645

United States Natural Gas Gathering/Processing - 5.1%
Hess Midstream Partners LP - Class A	215,559	8,995,277

United States Natural Gas/Natural Gas Liquids Pipelines - 31.5%
Cheniere Energy, Inc.	39,034	8,921,611
DT Midstream, Inc.	45,045	4,328,374
Kinder Morgan, Inc.	299,486	8,116,071
ONEOK, Inc.	116,870	11,732,579
Targa Resources Corp.	66,524	13,419,221
The Williams Companies, Inc.	152,246	8,857,672
Venture Global, Inc. - Class A (a)	55,587	838,808
		56,214,336

United States Renewables and Power Infrastructure - 11.4%
Clearway Energy, Inc. - Class C	167,441	4,691,697
Constellation Energy Corp.	19,092	4,783,405
Sempra Energy	92,076	6,589,879
Vistra Corp.	31,728	4,240,764
		20,305,745
TOTAL COMMON STOCKS (Cost $91,796,801)		110,888,255

MASTER LIMITED PARTNERSHIPS - 22.8%	Units	Value
United States Natural Gas Gathering/Processing - 2.6%
Western Midstream Partners LP	113,070	4,588,381

United States Natural Gas/Natural Gas Liquids Pipelines - 12.2%
Energy Transfer LP	673,684	12,995,364
Enterprise Products Partners LP	263,911	8,817,267
		21,812,631
United States Renewables and Power Infrastructure – 0.3%
XPLR Infrastructure, LP	55,369	500,536

United States Refined Product Pipelines - 7.7%
MPLX LP	255,160	13,755,675
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $21,441,541)		40,657,224

CORPORATE BONDS - 14.1%	Par	Value
United States Natural Gas Gathering/Processing - 7.4%
Antero Midstream Partners LP, 5.75%, 03/01/2027 (b)	3,108,600	3,108,404
Blue Racer Midstream LLC, 6.63%, 07/15/2026 (b)	2,417,600	2,422,016
Hess Corp., 5.63%, 02/15/2026 (b)	4,160,000	4,162,066
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (b)	3,286,800	3,396,461
		13,088,947

United States Natural Gas/Natural Gas Liquids Pipelines - 4.6%
NGPL PipeCo LLC, 3.25%, 07/15/2031 (b)	2,875,600	2,525,334
Tallgrass Energy LP, 5.50%, 01/15/2028 (b)	2,646,600	2,599,528
Venture Global LNG, Inc., 9.88%, 02/01/2032 (b)	2,875,600	3,144,784
		8,269,646

United States Refined Product Pipelines - 0.8%
Buckeye Partners LP, 5.85%, 11/15/2043	1,635,000	1,475,082

United States Renewables and Power Infrastructure - 1.3%
NextEra Energy, Inc., 4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077 (c)	828,400	799,311
Vistra Corp., 7.75%, 10/15/2031 (b)	1,381,000	1,459,136
		2,258,447
TOTAL CORPORATE BONDS (Cost $24,900,948)		25,092,122

SHORT-TERM INVESTMENTS - 0.8%		Value
Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 4.29% (d)	1,439,240	1,439,240
TOTAL SHORT-TERM INVESTMENTS (Cost $1,439,240)		1,439,240

TOTAL INVESTMENTS - 99.9% (Cost $139,578,530)		178,076,841
Other Assets in Excess of Liabilities - 0.1%		262,824
TOTAL NET ASSETS - 100.0%		$178,339,665
two		–%
Percentages are stated as a percent of net assets.		–%
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $22,817,729 or 12.8% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Tortoise Power and Energy Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$110,888,255	$–	$–	$110,888,255
Master Limited Partnerships	40,657,224	–	–	40,657,224
Corporate Bonds	–	25,092,122	–	25,092,122
Money Market Funds	1,439,240	–	–	1,439,240
Total Investments	$152,984,719	$25,092,122	$–	$178,076,841

Refer to the Schedule of Investments for further disaggregation of investment categories.